RESTRUCTURING COSTS, ASSET IMPAIRMENTS AND OTHER SPECIAL CHARGES	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS, ASSET IMPAIRMENTS AND OTHER SPECIAL CHARGES
RESTRUCTURING COSTS, ASSET IMPAIRMENTS AND OTHER SPECIAL CHARGES

Our 2009 restructuring program, the ("FY 2009 Plan"), announced in the first half of 2009, was conceived in response to deteriorating economic conditions and was designed to deliver sufficient savings to enable our businesses to reach their profitability targets throughout the cycle. Workforce reduction payments, primarily severance, were largely complete in fiscal year 2010. Lease payments should primarily be complete by the end of fiscal 2014.

Special charges in 2009 related to inventory include estimated future payments that we are contractually obliged to make to our suppliers in connection with future inventory purchases and inventory on hand written down. In both cases, actions taken under our FY 2009 Plan, including exiting lines of business, have caused the value of this inventory to decrease below its cost.

A summary of total restructuring activity and other special charges is shown in the table below:

	Workforce Reduction	Consolidation of Excess Facilities	Impairment of Building and Purchased Intangible Assets	Special Charges related to Inventory	Total
	(in millions)
Balance as of October 31, 2008	$—	$10	$—	$—	$10
Income statement expense	202	18	27	20	267
Asset impairments/inventory charges	—	—	(27)	(9)	(36)
Cash payments	(153)	(9)	—	(10)	(172)
Balance as of October 31, 2009	$49	$19	$—	$1	$69
Income statement expense	39	19	6	—	64
Asset impairments/inventory charges	—	—	(6)	—	(6)
Cash payments	(80)	(12)	—	—	(92)
Balance as of October 31, 2010	$8	$26	$—	$1	$35
Income statement expense	1	1	—	—	2
Asset impairments/inventory charges	—	—	—	—	—
Cash payments	(9)	(12)	—	(1)	(22)
Balance as of October 31, 2011	$—	$15	$—	$—	$15

The restructuring and other special accruals for all plans, which totaled $15 million at October 31, 2011, are recorded in other accrued liabilities and other long-term liabilities on the consolidated balance sheet. These balances reflect estimated future cash outlays.

A summary of the charges in the consolidated statement of operations resulting from all restructuring plans is shown below:

	Years Ended
	October 31,
	2011	2010	2009
	(in millions)
Cost of products and services	$—	$8	$77
Research and development	—	3	35
Selling, general and administrative	2	53	155
Total restructuring, asset impairments and other special charges	$2	$64	$267